Average Annual Total Returns		12 Months Ended	33 Months Ended
		Dec. 31, 2024	Dec. 31, 2024
Fairlead Tactical Sector ETF [Default Label]
Prospectus [Line Items]
Average Annual Return, Percent		11.80%	4.61%
Fairlead Tactical Sector ETF [Default Label] | Russell 1000 Equal Weight Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	11.53%	3.57%
Fairlead Tactical Sector ETF [Default Label] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[2]	11.47%	4.21%
Fairlead Tactical Sector ETF [Default Label] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[2]	7.22%	3.44%
Fairlead Tactical Sector ETF [Default Label] | Morningstar Moderate Target Risk Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[3]	8.27%	3.73%
Simplify High Yield ETF
Prospectus [Line Items]
Performance Inception Date			Mar. 22, 2022

[1]	Effective with the filing of the Fund’s financial statements and tailored shareholder report for the period ended January 30, 2025, the Fund changed its primary index to the Russell 1000® Equal Weight Total Return Index due to new regulatory requirements for broad-based securities index comparison. The Fund does not intend to deliver similar risk characteristics to the Russell 1000® Equal Weight Total Return Index which is a benchmark only for regulatory purposes. The Russell 1000® Equal Weight Total Return Index methodology equally weights each industry within the index and then equally weights the companies within each industry. The Russell 1000® Equal Weight Total Return Index is re-weighted on a quarterly basis. The Russell 1000® Equal Weight Total Return Index is representative of a broader domestic equity market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in an Index; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.
[2]	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[3]	The Morningstar Target Risk Index family is designed to meet the needs of investors who would like to maintain a target level of equity exposure. The index family provides global equity market risk levels that are scaled to fit five equity market risk profiles: aggressive, moderately aggressive, moderate, moderately conservative, and conservative. The Morningstar Target Risk Index series consists of five indexes with five levels of global equity exposure set at 95%, 80%, 60%, 40%, and 20%. These target equity risk exposures will remain fixed; adjustments to the sub-asset class allocations will occur annually when Ibbotson provides updated allocations for all the asset allocation indexes that reflect Ibbotson’s latest capital markets, asset allocation assumptions, and asset allocation guidelines. Index returns do not reflect the deduction of expenses, which have been deducted from the Fund’s returns. Index returns assume reinvestment of all distributions and do not reflect the deduction of taxes and fees. Individuals cannot invest directly in an index; however, an individual may invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.